LVIP Global Income Fund
Schedule of Investments
March 31, 2022 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.74%
Canada–0.43%
Bank of Nova Scotia 0.50% 4/30/24	EUR	900,000	$ 991,708
Royal Bank of Canada 0.25% 5/2/24	EUR	950,000	1,042,879
Toronto-Dominion Bank 0.38% 4/25/24	EUR	900,000	988,705
			3,023,292
France–0.34%
Air Liquide Finance SA 1.00% 4/2/25	EUR	900,000	999,539
BPCE SA 0.63% 4/28/25	EUR	900,000	987,321
Orano S.A. 3.38% 4/23/26	EUR	300,000	340,338
			2,327,198
Germany–1.05%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	4,772,000	5,165,894
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	2,167,943
			7,333,837
Japan–0.73%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	4,911,000	5,064,460
			5,064,460
Norway–0.74%
Equinor ASA 1.63% 2/17/35	EUR	4,779,000	5,152,801
			5,152,801
South Africa–0.00%
@K2016470219 South Africa Ltd. 3.00% 12/31/22		105,249	53
			53
Supranational–0.20%
European Financial Stability Facility 0.01% 1/20/31	EUR	1,400,000	1,417,973
			1,417,973
Sweden–0.73%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	5,049,000	5,112,032
			5,112,032
Switzerland–0.14%
UBS AG 0.01% 3/31/26	EUR	950,000	1,002,699
			1,002,699
United States–0.38%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63% 5/1/27		400,000	396,336
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50% 10/20/25		1,000,000	1,005,810
Ford Motor Credit Co. LLC 4.95% 5/28/27		250,000	254,200
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Lithia Motors, Inc. 4.63% 12/15/27		400,000	$ 397,000
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	1,500
μWells Fargo & Co. 3.53% 3/24/28		570,000	568,855
			2,623,701
Total Corporate Bonds (Cost $34,577,306)			33,058,046
LOAN AGREEMENT–0.01%
@Onsite Rental Group Pty Ltd. 6.10% 10/26/23		121,112	89,623
Total Loan Agreement (Cost $120,948)			89,623
ΔSOVEREIGN BONDS–51.96%
Australia–2.42%
Australia Government Bond
0.50% 9/21/26	AUD	7,850,000	5,360,005
1.75% 6/21/51	AUD	3,250,000	1,744,802
3.00% 3/21/47	AUD	3,600,000	2,578,059
3.25% 4/21/25	AUD	6,000,000	4,608,825
4.75% 4/21/27	AUD	3,100,000	2,552,572
			16,844,263
Austria–1.00%
Austria Government Bond
1.50% 2/20/47	EUR	1,000,000	1,199,261
6.25% 7/15/27	EUR	4,000,000	5,771,694
			6,970,955
Belgium–0.97%
Belgium Government Bond
0.10% 6/22/30	EUR	900,000	941,358
0.40% 6/22/40	EUR	5,750,000	5,385,220
1.70% 6/22/50	EUR	350,000	406,102
			6,732,680
Canada–0.79%
Canada Government Bond
0.25% 2/1/23	CAD	2,700,000	2,133,930
1.00% 6/1/27	CAD	3,650,000	2,728,386
3.50% 12/1/45	CAD	700,000	670,496
			5,532,812
China–3.07%
China Government Bond
2.68% 5/21/30	CNY	40,500,000	6,287,010
2.85% 6/4/27	CNY	77,000,000	12,236,407
2.89% 11/18/31	CNY	7,500,000	1,189,688
3.81% 9/14/50	CNY	10,000,000	1,684,736
			21,397,841
Czech Republic–0.06%
Czech Republic Government Bond 1.75% 6/23/32	CZK	11,300,000	427,595
			427,595
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Denmark–0.12%
Denmark Government Bond 0.50% 11/15/29	DKK	5,600,000	$ 819,184
			819,184
Finland–0.98%
Finland Government Bond 0.50% 9/15/27	EUR	6,200,000	6,830,683
			6,830,683
France–3.78%
French Republic Government Bond O.A.T.
0.01% 5/25/32	EUR	5,450,000	5,464,307
0.50% 6/25/44	EUR	2,600,000	2,429,194
0.75% 5/25/52	EUR	1,150,000	1,069,833
1.25% 5/25/36	EUR	3,000,000	3,365,013
1.25% 5/25/36	EUR	2,250,000	2,523,759
1.50% 5/25/31	EUR	9,826,297	11,496,253
			26,348,359
Germany–2.83%
Bundesobligation 0.01% 10/9/26	EUR	4,300,000	4,685,416
Bundesrepublik Deutschland Bundesanleihe
0.01% 8/15/31	EUR	1,350,000	1,423,927
0.01% 8/15/50	EUR	900,000	833,348
1.25% 8/15/48	EUR	430,000	550,751
2.50% 7/4/44	EUR	3,500,000	5,433,308
4.00% 1/4/37	EUR	4,150,000	6,818,936
			19,745,686
Israel–0.12%
Israel Government Bond - Fixed 2.25% 9/28/28	ILS	2,550,000	827,386
			827,386
Italy–7.03%
Italy Buoni Poliennali Del Tesoro
0.01% 1/15/24	EUR	7,450,000	8,198,210
0.95% 3/1/23	EUR	5,150,000	5,759,320
1.45% 5/15/25	EUR	5,500,000	6,193,892
1.80% 3/1/41	EUR	2,950,000	3,000,078
2.00% 2/1/28	EUR	10,000,000	11,406,541
2.45% 9/1/50	EUR	210,000	231,859
2.95% 9/1/38	EUR	8,500,000	10,318,987
4.75% 9/1/44	EUR	2,500,000	3,915,543
			49,024,430
Japan–11.23%
Japan Government 10 yr Bond
0.10% 3/20/28	JPY	1,081,900,000	8,903,413
0.60% 6/20/24	JPY	906,800,000	7,553,687
Japan Government 2 yr Bond 0.10% 12/1/22	JPY	248,200,000	2,041,136
Japan Government 20 yr Bond
0.20% 6/20/36	JPY	850,000,000	6,758,177
0.60% 12/20/37	JPY	1,333,250,000	11,101,874
1.50% 3/20/34	JPY	1,200,000,000	11,215,180
1.60% 6/20/30	JPY	300,000,000	2,754,584
1.90% 6/20/25	JPY	300,000,000	2,616,486
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	1,565,000,000	11,420,104
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 30 yr Bond (continued)
0.60% 9/20/50	JPY	145,150,000	$ 1,102,563
1.70% 9/20/44	JPY	1,200,000,000	11,786,989
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	141,500,000	1,000,821
			78,255,014
Malaysia–0.75%
Malaysia Government Bond
3.76% 5/22/40	MYR	2,000,000	432,682
3.90% 11/30/26	MYR	6,000,000	1,455,896
3.90% 11/16/27	MYR	2,750,000	664,865
4.18% 7/15/24	MYR	6,000,000	1,466,028
4.25% 5/31/35	MYR	5,250,000	1,244,044
			5,263,515
Mexico–4.25%
Mexican Bonos
7.50% 6/3/27	MXN	118,000,000	5,693,722
7.75% 5/29/31	MXN	86,450,000	4,187,544
7.75% 11/23/34	MXN	135,000,000	6,487,738
7.75% 11/13/42	MXN	95,000,000	4,450,815
8.00% 11/7/47	MXN	175,000,000	8,382,491
Mexico Government International Bond 2.25% 8/12/36	EUR	400,000	384,685
			29,586,995
Netherlands–1.05%
Netherlands Government Bond
0.50% 1/15/40	EUR	1,950,000	2,033,865
2.75% 1/15/47	EUR	3,300,000	5,255,840
			7,289,705
New Zealand–0.45%
New Zealand Government Bond 1.50% 5/15/31	NZD	5,250,000	3,144,149
			3,144,149
Norway–2.92%
Kommunalbanken AS 0.05% 10/24/29	EUR	4,979,000	5,072,554
Norway Government Bond
1.25% 9/17/31	NOK	77,010,000	7,782,568
2.13% 5/18/32	NOK	68,763,000	7,512,197
			20,367,319
Peru–1.61%
Peru Government Bond
6.35% 8/12/28	PEN	27,000,000	7,317,493
6.95% 8/12/31	PEN	14,000,000	3,900,546
			11,218,039
Romania–0.03%
Romanian Government International Bonds 3.62% 5/26/30	EUR	175,000	189,106
			189,106

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Singapore–2.70%
Singapore Government Bond
2.38% 6/1/25	SGD	7,700,000	$ 5,732,320
2.88% 7/1/29	SGD	1,000,000	763,788
2.88% 9/1/30	SGD	16,100,000	12,350,441
			18,846,549
Spain–1.02%
Spain Government Bond
0.01% 5/31/24	EUR	2,350,000	2,587,156
0.70% 4/30/32	EUR	2,450,000	2,524,303
1.00% 10/31/50	EUR	600,000	525,557
2.90% 10/31/46	EUR	1,100,000	1,464,205
			7,101,221
Sweden–0.07%
Sweden Government Bond 0.75% 11/12/29	SEK	4,550,000	468,060
			468,060
United Kingdom–2.71%
United Kingdom Gilt
0.13% 1/31/24	GBP	2,300,000	2,951,543
0.38% 10/22/30	GBP	800,000	954,667
1.25% 10/22/41	GBP	2,700,000	3,209,290
1.25% 7/31/51	GBP	1,690,000	1,955,236
4.25% 12/7/27	GBP	4,250,000	6,426,284
4.50% 9/7/34	GBP	1,954,632	3,357,439
			18,854,459
Total Sovereign Bonds (Cost $385,415,478)			362,086,005
SUPRANATIONAL BANKS–3.61%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	11,051,658
European Investment Bank
0.01% 1/14/31	EUR	1,400,000	1,421,321
2.15% 1/18/27	JPY	1,400,000,000	12,644,955
Total Supranational Banks (Cost $27,011,381)			25,117,934
U.S. TREASURY OBLIGATIONS–37.42%
U.S. Treasury Bonds
1.13% 8/15/40		6,300,000	4,938,855
1.38% 8/15/50		9,000,000	6,927,187
2.25% 5/15/41		12,000,000	11,328,281
2.50% 2/15/46		7,900,000	7,734,594
3.13% 8/15/44		3,650,000	3,945,707
3.63% 8/15/43		8,000,000	9,281,250
4.50% 5/15/38		7,300,000	9,367,383
5.38% 2/15/31		14,500,000	18,017,949
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.13% 8/31/22	21,000,000	$ 20,930,273
0.13% 8/15/23	10,800,000	10,516,078
0.13% 2/15/24	1,550,000	1,488,424
0.88% 11/15/30	7,650,000	6,774,135
1.13% 2/28/25	7,570,000	7,276,958
1.25% 11/30/26	4,230,000	4,002,142
1.25% 8/15/31	1,600,000	1,454,500
1.38% 6/30/23	3,400,000	3,375,562
1.50% 11/30/24	950,000	925,434
1.63% 8/15/22	17,500,000	17,549,219
1.63% 4/30/23	4,200,000	4,192,453
1.63% 5/31/23	1,700,000	1,694,555
1.63% 2/15/26	18,000,000	17,399,531
2.00% 2/15/25	930,000	916,922
2.00% 8/15/25	19,500,000	19,154,941
2.13% 7/31/24	1,500,000	1,489,336
2.13% 5/15/25	1,100,000	1,086,594
2.50% 5/15/24	18,500,000	18,538,301
2.63% 2/28/23	400,000	403,500
2.75% 5/31/23	3,200,000	3,231,000
2.75% 2/28/25	15,900,000	16,004,965
2.75% 2/15/28	22,100,000	22,441,859
2.88% 10/31/23	4,100,000	4,143,723
2.88% 11/30/23	3,900,000	3,940,828
2.88% 5/31/25	250,000	252,559
Total U.S. Treasury Obligations (Cost $267,536,814)		260,724,998

	Number of Shares
COMMON STOCK–0.02%
†Fieldwood Energy, Inc.	900	121,500
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa Ltd.	7,273	0
Total Common Stock (Cost $106,326)		121,500
MONEY MARKET FUND–0.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	6,269,546	6,269,546
Total Money Market Fund (Cost $6,269,546)		6,269,546

TOTAL INVESTMENTS–98.66% (Cost $721,037,799)	687,467,652
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.34%	9,329,899
NET ASSETS APPLICABLE TO 68,108,838 SHARES OUTSTANDING –100.00%	$696,797,551

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
@ PIK. 100% of the income received was in the form of additional par.
‡ Security is in default
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	AUD	(6,936,448)	USD	5,076,804	6/22/22	$—	$(121,452)
GSI	CAD	(2,805,000)	USD	2,194,116	6/22/22	—	(49,132)
GSI	CNH	10,170,000	USD	(1,598,157)	6/14/22	—	(4,771)
GSI	CNH	(7,597,227)	USD	1,193,846	6/14/22	3,549	—
GSI	CZK	(10,213,528)	USD	445,554	6/14/22	—	(13,164)
GSI	EUR	5,372,569	USD	(5,980,472)	6/14/22	—	(19,659)
GSI	EUR	(5,007,214)	USD	5,498,342	6/22/22	—	(59,273)
GSI	EUR	784,099	USD	(864,760)	6/22/22	5,528	—
GSI	GBP	(1,755,000)	USD	2,293,166	6/22/22	—	(11,644)
GSI	GBP	1,464,433	USD	(1,910,426)	6/22/22	12,787	—
GSI	JPY	(329,222,209)	USD	2,793,281	6/22/22	82,659	—
GSI	KRW	3,028,155,000	USD	(2,508,745)	6/14/22	—	(17,736)
GSI	KRW	(2,492,160,000)	USD	2,027,877	6/14/22	—	(22,213)
GSI	MXN	(125,353,366)	USD	5,980,472	6/14/22	—	(236,832)
GSI	MXN	59,000,000	USD	(2,706,745)	6/14/22	219,550	—
GSI	NOK	17,065,000	USD	(1,949,606)	6/22/22	—	(12,168)
GSI	NZD	(4,766,989)	USD	3,234,764	6/22/22	—	(64,253)
GSI	PLN	3,795,819	USD	(894,985)	6/14/22	1,643	—
GSI	PLN	(749,956)	USD	175,000	6/14/22	—	(2,151)
SSB	AUD	(7,117,000)	USD	5,073,425	4/29/22	—	(254,062)
SSB	AUD	319,000	USD	(233,578)	4/29/22	5,212	—
SSB	CNY	(145,416,500)	USD	22,810,259	4/29/22	—	(44,674)
SSB	CNY	894,500	USD	(139,971)	4/29/22	616	—
SSB	CNY	14,324,500	USD	(2,251,423)	4/29/22	—	(59)
SSB	EUR	(13,577,069)	USD	15,106,050	4/5/22	84,385	—
SSB	EUR	(69,340,500)	USD	78,264,384	4/29/22	1,490,975	—
SSB	EUR	26,681,500	USD	(30,064,104)	4/29/22	—	(522,498)
SSB	EUR	(4,945,000)	USD	5,389,130	4/29/22	—	(85,946)
SSB	EUR	15,826,000	USD	(17,444,420)	4/29/22	78,037	—
SSB	JPY	(4,316,935,000)	USD	37,474,312	4/28/22	1,994,631	—
SSB	JPY	1,361,587,000	USD	(11,806,599)	4/28/22	—	(616,096)
SSB	JPY	1,203,301,500	USD	(9,796,300)	4/28/22	93,299	—
SSB	MXN	(549,559,500)	USD	26,146,580	4/29/22	—	(1,343,114)
SSB	MXN	47,126,000	USD	(2,285,762)	4/29/22	71,543	—
SSB	NOK	130,911,894	USD	(15,110,215)	4/5/22	—	(241,195)
SSB	NOK	49,224,500	USD	(5,527,241)	4/29/22	61,953	—
SSB	NOK	(179,508,500)	USD	20,723,473	4/29/22	341,188	—
SSB	PLN	89,222,000	USD	(21,811,470)	4/29/22	—	(635,398)
SSB	PLN	(47,150,500)	USD	11,850,833	4/29/22	660,068	—
SSB	PLN	24,607,500	USD	(5,669,670)	4/29/22	170,708	—
SSB	SGD	(25,765,500)	USD	19,162,917	4/29/22	155,082	—
SSB	SGD	261,000	USD	(193,708)	4/29/22	—	(1,162)
SSB	SGD	671,500	USD	(494,598)	4/29/22	784	—
Total Foreign Currency Exchange Contracts						$5,534,197	$(4,378,652)
LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(83)	Australia 10 yr Bonds	$(7,871,873)	$(8,016,353)	6/15/22	$144,480	$—
8	Euro-Bund	1,404,141	1,485,982	6/8/22	—	(81,841)
(7)	Euro-Buxl	(1,441,886)	(1,565,313)	6/8/22	123,427	—
(6)	Japan 10 yr Bonds (OSE)	(7,378,019)	(7,382,433)	6/13/22	4,414	—
95	U.S. Treasury 10 yr Notes	11,673,125	12,008,024	6/21/22	—	(334,899)
(4)	U.S. Treasury 5 yr Notes	(458,750)	(464,024)	6/30/22	5,274	—
16	U.S. Treasury Ultra Bonds	2,834,000	2,944,146	6/21/22	—	(110,146)
Total Futures Contracts					$277,595	$(526,886)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CZK–Czech Koruna
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
ILS–Israeli Shekel
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PLN–Polish Zloty
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Global Income Fund–5

LVIP Global Income Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–6

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$33,058,046	$—	$33,058,046
Loan Agreement	—	89,623	—	89,623
Sovereign Bonds	—	362,086,005	—	362,086,005
Supranational Banks	—	25,117,934	—	25,117,934
U.S. Treasury Obligations	—	260,724,998	—	260,724,998
Common Stock	—	121,500	0*	121,500
Money Market Fund	6,269,546	—	—	6,269,546
Total Investments	$6,269,546	$681,198,106	$—	$687,467,652
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$5,534,197	$—	$5,534,197
Futures Contracts	$277,595	$—	$—	$277,595
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,378,652)	$—	$(4,378,652)
Futures Contracts	$(526,886)	$—	$—	$(526,886)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–7